Note 23 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Fair Value Measurement Inputs Level 1 [Table Text Block]
	ASC 820 Level	December 31, 2016	December 31, 2015
Assets:
Cash and cash equivalents	Level 1	21,989	13,578
Short term investments	Level 1	-	1,000
Liabilities:
Short-term borrowings	Level 1	1,629	2,814
Long-Term Debt	Level 1	599	802
Investor Warrants	Level 3	3,921	4,205
Placement Agent Warrants	Level 3	-	172

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
All amounts in thousands Euros unless otherwise stated	Investor Warrants 2012	Placement Agent Warrants 2012	Investor Warrants 2013	Placement Agent Warrants 2013	Investor Warrants 2016	Total Financial instruments carried at fair value
As of December 31, 2014	893	110	1,050	39	-	2,092
Warrants exercises (see note 19)	(251)	(79)	-	-	-	(330)
FV adjustments (see note 19)	947	57	1,343	30	-	2,377
USD/EUR exchange impact	102	11	121	4	-	238
As of December 31, 2015	1,691	99	2,514	73	-	4,377
Warrants granted	-	-	-	-	3,168	3,168
Warrants forfeited (see note 19)	-	-	-	(72)	-	(72)
Warrants exercises (see note 19)	(5)	(97)	-	-	-	(102)
FV adjustments (see note 19)	(1,100)	-	(1,478)	-	(1,232)	(3,811)
USD/EUR exchange impact	53	-	81	-	227	360
As of December 31, 2016	640	-	1,118	-	2,162	3,921